Derivative warrant liabilities (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2024 item $ / shares shares	Mar. 31, 2024 item $ / shares shares	Dec. 24, 2024 shares	Jul. 31, 2024 $ / shares	Apr. 01, 2024 shares
Derivative warrant liabilities
Number of classes of warrants outstanding | item	2	2
Number of warrants issued	165,467	174,267	620,000		174,267
Number of warrants outstanding	165,467	174,267
Number of shares issued upon exercise of warrants	8,800	1
Exchange of surrender and cancellation	8,800
Number of shares to acquire	1
Exercise price of warrants per share | $ / shares	$ 862.5	$ 862.5
Par value | $ / shares	$ 0	$ 359.25		$ 0
Dividend rate	0.00%	0.00%
Public warrants
Derivative warrant liabilities
Number of warrants issued	157,867	166,667			166,667
Number of warrants outstanding	157,867	166,667
Exercise price of warrants per share | $ / shares	$ 862.5	$ 862.5
Private warrants
Derivative warrant liabilities
Number of warrants issued	7,600	7,600			7,600
Number of warrants outstanding	7,600	7,600
Exercise price of warrants per share | $ / shares	$ 862.5	$ 862.5